RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－13 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2024, 2023 and 2022, the Company was involved in certain transactions, either at cost or current market prices and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years ended December 31,
	2024	2023	2022
Nature of transactions	$’000	$’000	$’000

Sales*
- SKK HDD Works (2019) Pte Ltd#	-	-	278

Sundry income*
- SKK HDD Works (2019) Pte Ltd#	-	-	464

Cost of sales*
- SKK HDD Works (2019) Pte Ltd#	-	-	103

Expenses*
- SKK HDD Works (2019) Pte Ltd#	-	-	191

*	SKK Works Pte Ltd owned 80.0% stake and Mr. Kim Hor Ng, an independent party owned 20.0% stake, respectively, in SKK HDD Works (2019) Pte Ltd. At the time of the transactions, which occurred prior to our group reorganization, Ms. Liao was the director and majority and controlling stake in SKK Works Pte Ltd. On January 9, 2023, SKK HDD Works (2019) Pte Ltd was divested and ceased to be subsidiary of SKK Works Pte Ltd.

In 2022, the normal commercial terms among related parties includes repayment terms of 30 days.